INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of income tax recognized in net (loss) income

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Current tax expense	$1,570	$1,316
Deferred tax expense	—	—
Income tax expense	$1,570	$1,316

Schedule of income tax expense differs from the amount that would result from applying the federal and provincial income tax rates to the income before income taxes

	Year ended	Year ended
	December 31, 2019	December 31, 2018
(Loss) income before income taxes	$(8,608)	$4,027
Statutory tax rate	27%	27%
Expected income tax (recovery) expense	$(2,324)	$1,087

Increase (decrease) due to:
Foreign tax rate differences	279	205
Non-deductible permanent differences	422	623
Withholding taxes	424	538
Change in unrecognized temporary differences	3,239	(240)
Effect of true-ups in prior year temporary differences	(470)	(897)
Income tax expense	$1,570	$1,316

Schedule of aggregate amount of deductible temporary differences for which deferred income tax assets have not been recognized

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Royalty, stream and other interests	$3,058	$3,271
Financing costs	168	352
Non-capital losses	46,634	22,302
Total	$49,860	$25,925